Non-life and Life and Health Reserves - Loss and loss expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of loss and loss expense
Losses and loss expenses	$ 3,248,091	$ 3,157,420	$ 3,462,770
Non Life
Reconciliation of loss and loss expense
Losses and loss expenses	2,320,820	2,192,999	2,462,568
Life and Health
Reconciliation of loss and loss expense
Losses and loss expenses	$ 927,271	$ 964,421	$ 1,000,202